SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2021

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (A) — 102.1%

CAYMAN ISLANDS — 80.1%
ABPCI Direct Lending Fund CLO I, Ser 2019-1A, Cl CR 4.708%, VAR ICE LIBOR USD 3 Month+4.520% 07/20/29 (B)	$12,466,000	$12,465,875
ABPCI Direct Lending Fund CLO V, Ser 2019-5A, Cl C 5.188%, VAR ICE LIBOR USD 3 Month+5.000% 04/20/31 (B)	11,000,000	10,999,670
ABPCI Direct Lending Fund CLO VII, Ser 2019-7A, Cl C2 5.938%, VAR ICE LIBOR USD 3 Month+5.750% 10/20/31 (B)	4,300,000	4,301,032
Apex Credit CLO, Ser 2018-2A, Cl E 6.718%, VAR ICE LIBOR USD 3 Month+6.530% 10/20/31 (B)	14,300,000	12,870,000
Apex Credit CLO, Ser 2018-2A, Cl F 9.168%, VAR ICE LIBOR USD 3 Month+8.980% 10/20/31 (B)	7,600,000	6,308,000
Apex Credit CLO, Ser 2020-1A, Cl E1 7.809%, VAR ICE LIBOR USD 3 Month+7.560% 10/20/31 (B)	5,789,500	5,673,710
Ares XXXIV CLO, Ser 2020-2A, Cl FR 8.823%, VAR ICE LIBOR USD 3 Month+8.600% 04/17/33 (B)	11,250,000	10,350,000
B&M CLO, Ser 2014-1A, Cl E 5.973%, VAR ICE LIBOR USD 3 Month+5.750% 04/16/26 (B)	5,250,000	3,045,000
Battalion CLO VII, Ser 2014-7A, Cl SUB 07/17/28 (B)(C)	12,746,000	4,588,560
Battalion CLO VIII, Ser 2020-8A, Cl D1R2 6.940%, VAR ICE LIBOR USD 3 Month+6.750% 07/18/30 (B)	10,990,000	10,920,763
Battalion CLO X, Ser 2016-10A, Cl SUB 01/25/35 (B)(C)	25,270,000	24,006,500
Battalion CLO XI, Ser 2017-11A, Cl SUB 10/24/29 (B)(C)	38,324,300	31,425,926
Battalion CLO XII, Ser 2018-12A, Cl SUB 05/17/31 (B)(C)	46,533,517	37,226,814
Battalion CLO XIV, Ser 2019-14A, Cl SUB 04/20/32 (C)	47,870,000	36,859,900
Battalion CLO XVI, Ser 2019-16A, Cl SUB 12/19/32 (B)(C)	17,100,000	15,561,000
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB 04/20/31 (C)	30,840,000	18,874,080
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB 07/20/29 (B)(C)	21,904,000	7,447,360
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR 6.788%, VAR ICE LIBOR USD 3 Month+6.600% 07/20/29 (B)	3,000,000	2,695,440
Benefit Street Partners CLO IV 07/20/26 (B)(C)	42,166,000	21,504,660
Benefit Street Partners CLO IX 07/20/25 (B)(C)	22,625,000	15,385,000
Benefit Street Partners CLO V 10/20/26 (B)(C)	19,200,000	1,920
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB 10/18/29 (B)(C)	36,203,000	14,843,230
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB 07/18/27 (C)	36,750,000	13,171,200
Benefit Street Partners CLO VII, Ser 2017-VIIA, Cl A1BR 1.003%, VAR ICE LIBOR USD 3 Month+0.780% 07/18/27 (B)	235,607	235,537
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB (B)(C)	36,680,000	20,907,600
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB 04/20/34 (B)(C)	43,330,000	25,131,400
Benefit Street Partners Clo XII, Ser 2017-12A, Cl C 3.291%, VAR ICE LIBOR USD 3 Month+3.050% 10/15/30 (B)	9,562,000	9,275,140
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB 10/15/30 (B)(C)	40,364,000	20,182,000
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB 04/20/31 (B)(C)	37,334,000	28,000,500
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB 10/15/32 (B)(C)	41,316,000	31,177,054

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2021

Description	Par Value	Fair Value

Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB 07/15/31 (B)(C)	$32,470,000	$35,814,410
Brigade Debt Funding I, Ser 2018-1A, Cl SUB 04/25/36 (C)	55,000,000	49,995,000
Brigade Debt Funding II, Ser 2018-2A, Cl SUB 10/25/35 (B)(C)	20,000,000	16,400,000
Brightwood Capital MM CLO, Ser 2020-1A, Cl A 2.084%, VAR ICE LIBOR USD 3 Month+1.900% 12/15/28 (B)	7,337,854	7,353,998
Brightwood Capital MM CLO, Ser 2020-1A, Cl B1 2.934%, VAR ICE LIBOR USD 3 Month+2.750% 12/15/28 (B)	6,000,000	6,013,200
Brightwood Capital MM CLO, Ser 2020-1A, Cl C1 4.184%, VAR ICE LIBOR USD 3 Month+4.000% 12/15/28 (B)	12,000,000	12,002,400
Cathedral Lake CLO, Ser 2014-1A, Cl SUB 10/15/29 (B)(C)	18,200,000	4,550,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR 3.684%, VAR ICE LIBOR USD 3 Month+3.500% 10/15/29 (B)	5,000,000	4,750,000
Cathedral Lake CLO, Ser 2017-1A, Cl DR 7.491%, VAR ICE LIBOR USD 3 Month+7.250% 10/15/29 (B)	14,464,000	13,451,520
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB 01/15/26 (B)(C)	42,982,000	18,052,440
Cathedral Lake V, Ser 2018-5A, Cl E 6.288%, VAR ICE LIBOR USD 3 Month+6.100% 10/21/30 (B)	9,000,000	8,370,000
Cathedral Lake V, Ser 2018-5A, Cl SUB 10/21/30 (B)(C)	30,838,000	15,419,000
Cathedral Lake VII 7.962%, 01/15/32	4,000,000	3,920,000
Eaton Vance CLO, Ser 2020-1A, Cl SUB 10/15/30 (B)(C)	22,785,000	19,139,400
Eaton Vance CLO, Ser 2020-2A, Cl SUB 10/15/32 (B)(C)	33,225,000	29,238,000
Elevation CLO, Ser 2014-2A, Cl SUB 10/15/29 (B)(C)	14,400,000	4,320,000
Elevation CLO, Ser 2017-2A, Cl ER 6.534%, VAR ICE LIBOR USD 3 Month+6.350% 10/15/29 (B)	7,500,000	7,293,022
Elevation CLO, Ser 2017-2A, Cl FR 8.824%, VAR ICE LIBOR USD 3 Month+8.640% 10/15/29 (B)	8,550,000	7,814,746
Elevation CLO, Ser 2018-10A, Cl E 6.478%, VAR ICE LIBOR USD 3 Month+6.290% 10/20/31 (B)	14,000,000	13,286,141
Elevation CLO, Ser 2018-10A, Cl SUB 10/20/31 (B)(C)	40,850,000	25,671,406
Elevation CLO, Ser 2018-8A, Cl F 8.036%, VAR ICE LIBOR USD 3 Month+7.860% 10/25/30 (B)	6,650,000	5,826,517
Evans Grove CLO, Ser 2018-1A, Cl E 6.691%, VAR ICE LIBOR USD 3 Month+6.500% 05/28/28 (B)	9,000,000	8,640,000
Garrison Funding, Ser 2019-1A, Cl A2L 2.938%, VAR ICE LIBOR USD 3 Month+2.750% 07/20/31 (B)	2,667,000	2,632,276
Great Lakes CLO, Ser 2014-1A, Cl ER 7.741%, 10/15/29	10,378,000	9,882,866
Great Lakes CLO, Ser 2014-1A, Cl FR 10.241%, VAR ICE LIBOR USD 3 Month+10.000% 10/15/29 (B)	6,063,000	5,355,872
Great Lakes CLO, Ser 2014-1A, Cl SUB(C) 10/15/29 (B)(C)	16,940,000	7,623,000
Great Lakes CLO, Ser 2015-1A, Cl ER 8.000%, VAR ICE LIBOR USD 3 Month+7.360% 01/16/30 (B)	17,689,000	16,247,346
Great Lakes CLO, Ser 2015-1A, Cl FR 11.000%, VAR ICE LIBOR USD 3 Month+10.000% 01/16/30 (B)	6,517,000	5,624,106
Great Lakes CLO, Ser 2015-1A, Cl SUB 01/16/30 (B)(C)	24,580,042	12,290,021
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D 7.122%, 01/22/31	15,700,000	14,440,860
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB 10/20/29 (B)(C)	19,066,500	8,961,255

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2021

Description	Par Value	Fair Value

Ivy Hill Middle Market Credit Fund VII, Ser 2017-7A, Cl ER 7.918%, VAR ICE LIBOR USD 3 Month+7.730% 10/20/29 (B)	$9,000,000	$8,675,370
Ivy Hill Middle Market Credit Fund X, Ser 2018-10A, Cl DR 7.470%, VAR ICE LIBOR USD 3 Month+7.280% 07/18/30 (B)	21,000,000	20,016,360
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D 7.293%, VAR ICE LIBOR USD 3 Month+7.070% 04/18/30 (B)	15,555,000	14,777,250
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB 04/18/30 (B)(C)	1,667,000	1,054,377
LCM CLO, Ser 2020-31A, Cl INC 01/20/32 (C)	5,187,000	4,045,860
Lockwood Grove CLO, Ser 2014-1A, Cl SUB 01/25/30 (B)(C)	25,988,000	17,152,080
Lockwood Grove CLO, Ser 2018-1A, Cl ERR 6.068%, VAR ICE LIBOR USD 3 Month+5.850% 01/25/30 (B)	17,100,000	16,416,000
Marathon CLO, Ser 2019-2A, Cl C1A 5.058%, VAR ICE LIBOR USD 3 Month+4.870% 01/20/33 (B)	1,000,000	1,002,140
Marathon CLO, Ser 2019-2A, Cl C2 6.194%, VAR ICE LIBOR USD 3 Month+5.970% 01/20/33 (B)	1,000,000	987,920
MCF CLO VIII, Ser 2018-1A, Cl SUB 07/18/30 (B)(C)	27,710,000	26,133,301
Monroe Capital MML CLO, Ser 2018-1A, Cl ER 7.434%, VAR ICE LIBOR USD 3 Month+7.250% 07/22/28 (B)	15,000,000	14,610,000
Mountain View CLO, Ser 2017-1A, Cl DR 4.338%, VAR ICE LIBOR USD 3 Month+4.150% 10/12/30 (B)	2,000,000	1,860,000
Mountain View CLO, Ser 2017-1A, Cl ER 7.888%, VAR ICE LIBOR USD 3 Month+7.700% 10/12/30 (B)	10,000,000	8,000,000
Nassau CLO, Ser 2020-1A 4.994%, 07/20/29 (D)	3,000,000	3,006,000
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB 10/15/29 (B)(C)	19,868,600	8,447,334
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR 8.664%, VAR ICE LIBOR USD 3 Month+8.480% 10/15/29 (B)	5,100,000	4,463,520
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB 10/17/30 (B)(C)	26,625,000	16,507,500
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF 0.100%, 10/17/30 (B)	818,231	130,917
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC 04/19/30 (B)(C)	15,000,000	9,450,000
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC 10/18/29 (B)(C)	16,000,000	10,560,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC 10/18/30 (B)(C)	13,600,000	10,064,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC 01/15/30 (B)(C)	12,000,000	8,700,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN 0.072%, 01/15/30 (B)	295,867	153,851
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR 10/19/31 (B)(C)	92,000	73,600
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR 10/19/31 (B)(C)	331,457	265,166
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC 10/19/31 (B)(C)	18,000,000	13,680,000
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI 0.110%, 10/19/31 (B)	800,000	584,000
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC 01/20/31 (B)(C)	4,050,000	3,380,940
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC 01/19/32 (B)(C)	18,300,000	15,555,000
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC 0.051%, 01/19/32 (B)	1,325,406	1,192,865
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC 04/20/33 (B)(C)	8,625,000	7,331,250

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2021

Description	Par Value	Fair Value

Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN 0.114%, 04/20/33 (B)	$111,146	$100,031
Neuberger Berman Loan Advisers CLO 36, Ser 2021-36A, Cl F 8.688%, VAR ICE LIBOR USD 3 Month+8.500% 04/20/33 (B)	5,000,000	4,842,350
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SBPF 10/20/32 (C)	108,125	108,125
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SUB 10/20/32 (C)	14,719,000	13,835,860
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E 7.926%, VAR ICE LIBOR USD 3 Month+7.750% 10/25/28 (B)	23,142,000	22,811,069
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB 10/25/28 (B)(C)	32,718,000	11,778,480
NewStar Berkeley Fund CLO, Ser 2019-1A, Cl DR 4.926%, VAR ICE LIBOR USD 3 Month+4.750% 10/25/28 (B)	5,269,000	5,272,583
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E 6.268%, VAR ICE LIBOR USD 3 Month+6.050% 01/25/27 (B)	23,726,000	23,033,438
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E 7.424%, VAR ICE LIBOR USD 3 Month+7.200% 01/20/27 (B)	9,000,000	8,280,000
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB 04/20/30 (B)(C)	50,029,000	27,676,043
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN 3.768%, VAR ICE LIBOR USD 3 Month+3.580% 04/20/30 (B)	5,300,000	4,909,761
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN 7.568%, VAR ICE LIBOR USD 3 Month+7.380% 04/20/30 (B)	12,600,000	10,313,730
Ocean Trails CLO 8, Ser 2020-8A, Cl D 5.084%, VAR ICE LIBOR USD 3 Month+4.900% 07/15/29 (B)	5,000,000	5,020,000
OCP CLO, Ser 2017-13A, Cl SUB 07/15/30 (B)(C)	11,500,000	7,475,000
OCP CLO, Ser 2017-14A, Cl SUB 11/20/30 (B)(C)	16,333,000	11,433,100
OCP CLO, Ser 2017-6A, Cl ER 8.250%, VAR ICE LIBOR USD 3 Month+8.060% 10/17/30 (B)	10,800,000	9,253,440
OCP CLO, Ser 2019-16A, Cl SUB 01/20/32 (B)(C)	9,000,000	6,712,920
OCP CLO, Ser 2019-17A, Cl SUB 07/20/32 (B)(C)	15,000,000	12,700,500
OCP CLO, Ser 2020-19A, Cl SUB 07/20/31 (B)(C)	9,300,000	9,300,000
Saratoga Investment CLO, Ser 2021-1A, Cl AR3 1.516%, VAR ICE LIBOR USD 3 Month+1.320% 04/20/33 (B)	1,000,000	1,000,000
Saratoga Investment CLO, Ser 2021-1A, Cl BR3 1.996%, VAR ICE LIBOR USD 3 Month+1.800% 04/20/33 (B)	1,000,000	1,000,000
Saratoga Investment CLO, Ser 2021-1A, Cl CR3 2.596%, VAR ICE LIBOR USD 3 Month+2.400% 04/20/33 (B)	1,000,000	995,000
Shackleton CLO, Ser 2018-6RA, Cl F 8.560%, VAR ICE LIBOR USD 3 Month+8.370% 07/17/28 (B)	6,000,000	5,682,600
Shackleton CLO, Ser 2018-6RA, Cl SU 07/17/28 (C)	19,200,000	6,912,000
Shackleton CLO, Ser 2019-14A, Cl SUB 07/20/30 (B)(C)	15,750,000	11,970,000
Shackleton CLO, Ser 2019-XV, Cl SUB 01/15/30 (C)	10,000,000	8,500,000
TCW CLO, Ser 2017-1A, Cl SUB 07/29/29 (B)(C)	26,999,000	18,629,310
TCW CLO, Ser 2018-1A, Cl A1R2 1.918%, 04/25/31	375,000	375,375
TCW CLO, Ser 2018-1A, Cl SUB 04/25/31 (B)(C)	29,703,000	23,607,944
TCW CLO, Ser 2019-2A, Cl E 7.588%, VAR ICE LIBOR USD 3 Month+7.400% 10/20/32 (B)	4,000,000	4,002,520
TCW CLO, Ser 2019-2A, Cl SUB 10/20/32 (B)(C)	28,463,000	21,062,620

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2021

Description	Par Value	Fair Value

TCW CLO, Ser 2017-1A, Cl DR 3.327%, VAR ICE LIBOR USD 3 Month+3.150% 07/29/29 (B)	$4,500,000	$4,500,000
Telos CLO, Ser 2018-5A, Cl BR 1.703%, VAR ICE LIBOR USD 3 Month+1.480% 04/17/28 (B)	7,875,000	7,752,150
Telos CLO, Ser 2018-5A, Cl DR 3.490%, VAR ICE LIBOR USD 3 Month+3.300% 04/17/28 (B)	18,758,000	18,382,840
Telos CLO, Ser 2018-5A, Cl ER 6.750%, VAR ICE LIBOR USD 3 Month+6.560% 04/17/28 (B)	25,506,639	18,874,913
Trinitas CLO III, Ser 2018-3A, Cl DR 2.984%, VAR ICE LIBOR USD 3 Month+2.800% 07/15/27 (B)	6,625,000	6,492,500
Trinitas CLO X, Ser 2019-10A, Cl E 7.084%, VAR ICE LIBOR USD 3 Month+6.900% 04/15/32 (B)	15,000,000	14,550,000
Valhalla CLO, Ser 2004-1A, Cl EIN 08/01/20 (B)(C)	6,500,000	1,105,000
Venture 28 CLO, Ser 2017-28AA, Cl SUB 10/20/29 (B)(C)	25,000,000	13,000,000
Venture 35 CLO, Ser 2018-35A, Cl SUB 10/22/31 (B)(C)	26,039,000	13,019,500
Venture CDO, Ser 2016-25A, Cl SUB 04/20/29 (B)(C)	11,620,000	6,739,600
Venture XXVI CLO, Ser 2017-26A, Cl SUB 01/20/29 (B)(C)	10,526,000	4,736,700
Venture XXVIII CLO, Ser 2017-28A, Cl SUB 07/20/30 (B)(C)	21,122,000	11,617,100
Voya CLO, Ser 2015-3A, Cl ER 8.688%, VAR ICE LIBOR USD 3 Month+8.500% 10/20/31 (B)	18,400,000	17,876,520
Voya CLO, Ser 2015-3A, Cl SUB 10/20/31 (B)(C)	56,700,000	24,381,000
Voya CLO, Ser 2019-1A, Cl SUB 04/15/31 (B)(C)	4,300,000	3,655,000
Voya CLO, Ser 2020-2A 07/31/31 (C)	21,188,000	23,709,372
WhiteHorse X, Ser 2018-10A, Cl CR 2.340%, VAR ICE LIBOR USD 3 Month+2.150% 04/17/27 (B)	1,250,000	1,241,875

		1,594,318,143

IRELAND — 6.1%
Apex Credit CLO, Ser 2017-1A, Cl D 3.776%, VAR ICE LIBOR USD 3 Month+3.600% 04/24/29 (B)	5,485,000	5,375,300
Apex Credit CLO, Ser 2017-1A, Cl E 6.526%, VAR ICE LIBOR USD 3 Month+6.350% 04/24/29 (B)	10,500,000	9,660,000
Battalion CLO VIII, Ser 2015-8A, Cl SUB 07/18/30 (B)(C)	23,307,000	16,781,040
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB 07/15/24 (B)(C)	23,450,000	6,566,000
Blue Ridge CLO II, Ser 2014-2A, Cl D 5.023%, VAR ICE LIBOR USD 3 Month+4.800% 07/18/26 (B)	7,386,000	4,800,900
Blue Ridge CLO II, Ser 2014-2A, Cl E 6.023%, VAR ICE LIBOR USD 3 Month+5.800% 07/18/26 (B)	8,552,146	726,933
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E 6.934%, VAR ICE LIBOR USD 3 Month+6.750% 04/15/27 (B)	18,000,000	17,649,540
ICE Global Credit CLO, Ser 2013-1A, Cl INC 04/20/24 (B)(C)	12,500,000	1,250
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D 7.784%, VAR ICE LIBOR USD 3 Month+7.560% 07/20/29 (B)	20,790,000	20,009,751
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB 07/20/29 (B)(C)	4,200,000	3,570,000
JFIN CLO, Ser 2018-1A, Cl BR 2.574%, VAR ICE LIBOR USD 3 Month+2.350% 07/20/28 (B)	5,000,000	5,000,000
Longfellow Place CLO, Ser 2017-1A, Cl DRR 4.684%, VAR ICE LIBOR USD 3 Month+4.500% 04/15/29 (B)(D)	836,000	798,171
Longfellow Place CLO, Ser 2017-1A, Cl ERR 7.884%, VAR ICE LIBOR USD 3 Month+7.700% 04/15/29 (B)	4,000,000	3,761,200

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2021

Description	Par Value	Fair Value

Longfellow Place CLO, Ser 2017-1A, Cl FRR 8.684%, VAR ICE LIBOR USD 3 Month+8.500% 04/15/29 (B)	$7,868,935	$5,508,254
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB 04/22/29 (B)(C)	5,900,000	3,245,000
OCP CLO, Ser 2017-4A, Cl ER 8.026%, VAR ICE LIBOR USD 3 Month+7.850% 04/24/29 (B)	8,250,000	7,453,793
Shackleton CLO, Ser 2014-6A, Cl SUB 07/17/26 (B)(C)	23,850,000	2,385
Zohar III, Ser 2007-3A, Cl A2 0.740%, VAR ICE LIBOR USD 3 Month+0.550% 04/15/19 (B)(D)	90,000,000	10,800,000
Zohar III, Ser 2007-3A, Cl A3 0.940%, VAR ICE LIBOR USD 3 Month+0.750% 04/15/19 (B)(D)	56,000,000	560,000

		122,269,517

JERSEY — 1.0%
Saranac CLO I, Ser 2017-1A, Cl ER 7.876%, VAR ICE LIBOR USD 3 Month+7.700% 07/26/29 (B)	18,000,000	14,220,000
Saranac CLO VII, Ser 2017-2A, Cl ER 6.902%, VAR ICE LIBOR USD 3 Month+6.720% 11/20/29 (B)	7,750,000	5,783,437

		20,003,437

UNITED STATES — 14.9%
Apres Static CLO I, Ser 2019-1A, Cl DR 8.001%, 10/15/28	7,375,000	7,378,396
Arch Street CLO, Ser 2018-2A, Cl DR 3.974%, VAR ICE LIBOR USD 3 Month+3.750% 10/20/28 (B)	8,000,000	8,000,800
Battalion CLO XX Warehouse Note (C)	14,375,000	14,375,000
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl DRR 7.388%, VAR ICE LIBOR USD 3 Month+7.200% 01/20/32 (B)	4,600,000	4,459,516
Benefit Street Partners CLO X, Ser 2016-10A 6.991%, 04/20/34	3,250,000	3,192,930
Benefit Street Partners CLO XXIII, Ser 2021-23, Cl SUB 04/25/34 (C)	39,000,000	32,857,500
Benefit Street Partners Warehouse Note (C)	24,000,000	24,000,000
Bighorn III Warehouse Note (C)	15,625,000	15,625,000
Columbia Cent CLO 30, Ser 2021-30A, Cl X 1.224%, VAR ICE LIBOR USD 3 Month+1.000% 01/20/34 (B)	4,000,000	4,000,000
Hayfin XII CLO, Ser 2020-12A, Cl D 4.409%, 01/20/34	8,250,000	8,250,000
Ivy Hill IV Warehouse Note 07/03/21 (C)(D)	85,000,000	72,250,000
Ivy Hill Middle Market Credit Fund XVIII, Ser 2021-18, Cl E 04/22/33 (C)	5,000,000	5,000,000
LCM CLO 32 Warehouse Note (C)	12,000,000	12,000,000
Neuberger Berman Loan Advisors CLO 39 (C)	15,147,625	13,370,182
Neuberger Berman Loan Advisors CLO 41 (C)	12,302,375	10,725,452
Neuberger Berman Loan Advisors CLO 41 Warehouse Note (C)(D)	12,500,000	12,500,000
OCP CLO Warehouse Note (C)	25,000,000	24,550,000
TCW CLO Warehouse Note, Ser 2020-1 (C)	39,750,000	24,645,000

		297,179,776

Total Asset-Backed Securities (Cost $1,792,972,646)		2,033,770,873

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2021

Description	Shares	Fair Value

COMMON STOCK (A) — 0.0%

UNITED STATES — 0.0%
Aquity Equity (Escrow Security)	23,518	$2,940

Total Common Stock (Cost $–)		2,940

CASH EQUIVALENT (E) (F) — 3.7%

UNITED STATES — 3.7%
SEI Daily Income Trust Government Fund, Cl F, 0.010%	72,922,090	72,922,090

Total Cash Equivalent (Cost $72,922,090)		72,922,090

Total Investments — 105.8% (Cost $1,865,894,736)		$2,106,695,903

Percentages based on Limited Partners’ Capital of $1,991,561,252.

Transactions with affiliated funds during the period ended March 31, 2021 are as follows:

	Value of Shares Held as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 3/31/2021	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$77,566,780	$252,185,452	($256,830,142)	$—	$72,922,090	$3,509

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR — Variable

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2021 was $2,033,773,813 and represented 102.1% of Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2021, the market value of Rule 144A positions amounted to $1,545,414,916 or 77.6% of Limited Partners’ Capital.
(C)	Represents equity/residual investments for which estimated effective yields are applied.
(D)	Security fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2021 was $99,914,171 and represented 5.0% of Limited Partners’ Capital.
(E)	Rate shown is the 7-day effective yield as of March 31, 2021.
(F)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$2,033,770,873	$2,033,770,873
Common Stock	—	—	2,940	2,940
Cash Equivalent	72,922,090	—	—	72,922,090

Total Investments in Securities	$72,922,090	$—	$2,033,773,813	$2,106,695,903

(1)	Of the $2,033,773,813 in Level 3 securities as of March 31, 2021, $1,933,856,702 was valued via third party pricing vendors and broker quotes.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2021

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3 Securities
Beginning balance as of January 1, 2021	$1,762,919,433
Accrued discounts/premiums	887,635
Realized gain/(loss)	3,660,302
Change in unrealized appreciation/(depreciation)	152,658,573
Proceeds from sales	(141,134,449)
Purchases	254,782,319

Ending balance as of March 31, 2021	$2,033,773,813

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$152,973,609

For the period ended March 31, 2021, there were no transfers into or out of Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.